Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Debentures Abstract
Schedule of debentures
Issue date	Series	Maturity	Annual financial charges (%)	2018	2017
March-2013	Single	March-2025	IPCA + 6%	210,506	216,968
September-2013	Single	September-2025	126,5% of CDI	84,003	96,356
				294,509	313,324

Current liabilities				27,732	27,183
Non-current liabilities				266,777	286,141
Total				294,509	313,324

Schedule of long-term debenture maturity
	2018	2017

2019		26,629
2020	44,811	43,674
2021	50,722	49,326
2022	50,745	49,326
2023	50,769	49,326
2024	50,796	49,326
2025	18,934	18,534
Total	266,777	286,141